Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation:

(a)    Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2021 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. It should be noted that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims in this regard. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on our business, financial condition, results of operations and cash flows.

Going concern

The interim condensed consolidated financial statements have been prepared on a going concern basis.

As of June 30, 2022, Navios Holdings’ current assets totaled $153,668, while current liabilities excluding operating lease liabilities, current portion totaled $315,258, resulting in a negative working capital position of $161,590, primarily related to the classification as current of $90,000 of the 11.25% Senior Secured Notes due in August 2022 (the “2022 Senior Secured Notes”) and $77,704 of scheduled repayments of the bank debt and finance leases related to the vessels as described below and in Note 6 “Borrowings” to the interim condensed consolidated financial statements.

As of August 2022, the Company had redeemed its 2022 Senior Secured Notes in full. Please see Note 6 “Borrowings” to the interim condensed consolidated financial statements.

In July 2022, Navios Holdings agreed to sell its 36-vessel dry bulk fleet for an aggregate consideration of $835,000 consisting of cash and the assumption of all of the bank debt and finance leases related to the vessels and subject to working capital adjustment at closing, (the “Transaction”), to Navios Partners. The closing of the Transaction was completed within the third quarter of 2022. The net cash proceeds from the Transaction were used (i) to repay $262,632 of amount outstanding under the NSM Loan I and II; and (ii) to fully redeem the outstanding balance of $80,000 under the 2022 Senior Secured Notes. Any remaining proceeds will be used to cover transaction costs and for general corporate purposes.

Based on internal forecasts and projections that take into account potential changes in the Company’s trading performance and other assets, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of the interim condensed consolidated financial statements. Although internal forecasts and projections are driven by market data and are subject to future volatility along with other factors outside the control of the Company, with the existence of alternative liquidity sources and management’s ability to utilize them if needed, management concludes that the Company has the ability to continue as a going concern as of the date of the issuance of the interim condensed consolidated financial statements.

Principles of consolidation:

(b)   Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the interim condensed consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned by Navios Holdings.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate company equals or exceeds its interest in the affiliate company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method: In the interim condensed consolidated financial statements of Navios Holdings, the following entities are included as affiliate companies and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2022 was 10.3%); Navios Acquisition and its subsidiaries (ownership interest through the Navios Partners’ NNA Merger in October 2021, was 6.9%); and (iii) Navios Containers and its subsidiaries (ownership interest through Navios Partners’ NMCI Merger in March 2021 was 3.9%).

Revenue Recognition:

(c)   Revenue Recognition:

Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the number of days traveled as of the balance sheet date divided by the number of total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as set forth in the applicable contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time-chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements as service is performed. However, for loss generating time charters, the loss is recognized in the period during which the loss is generated. A time-charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Charters for periods of less than three months are referred to as spot-charters. Charters for periods of three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. For time-charters, the owner of the vessel typically pays the vessel’s operating costs, such as crews, maintenance and insurance.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage, and to load the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed upon term. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage, and to load the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the three and six month periods ended June 30, 2022 and 2021:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2022	Logistics Business for the Three Month Period Ended June 30, 2022	Total for the Three Month Period Ended June 30, 2022
COA/Voyage revenue	$—	$24,519	$24,519
Time chartering revenue	$89,349	$13,808	$103,157
Port terminal revenue	$—	$25,174	$25,174
Storage fees (dry port) revenue	$—	$1,812	$1,812
Dockage revenue	$—	$1,745	$1,745
Liquid port terminal revenue	$—	$1,614	$1,614
Other	$687	$513	$1,200
Total	$90,036	$69,185	$159,221

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
COA/Voyage revenue	$2,803	$21,897	$24,700
Time chartering revenue	$83,064	$11,106	$94,170
Port terminal revenue	$—	$21,342	$21,342
Storage fees (dry port) revenue	$—	$16	$16
Dockage revenue	$—	$1,282	$1,282
Sale of products revenue	$—	$315	$315
Liquid port terminal revenue	$—	$1,216	$1,216
Other	$186	$397	$583
Total	$86,053	$57,571	$143,624

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2022	Logistics Business for the Six Month Period Ended June 30, 2022	Total for the Six Month Period Ended June 30, 2022
COA/Voyage revenue	$—	$44,326	$44,326
Time chartering revenue	$157,724	$25,201	$182,925
Port terminal revenue	$—	$47,991	$47,991
Storage fees (dry port) revenue	$—	$2,173	$2,173
Dockage revenue	$—	$3,107	$3,107
Sale of products revenue	$—	$1,894	$1,894
Liquid port terminal revenue	$—	$3,075	$3,075
Other	$948	$572	$1,520
Total	$158,672	$128,339	$287,011

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
COA/Voyage revenue	$8,016	$39,482	$47,498
Time chartering revenue	$141,317	$21,973	$163,290
Port terminal revenue	$—	$40,925	$40,925
Storage fees (dry port) revenue	$—	$124	$124
Dockage revenue	$—	$1,880	$1,880
Sale of products revenue	$—	$3,495	$3,495
Liquid port terminal revenue	$—	$2,448	$2,448
Other	$448	$467	$915
Total	$149,781	$110,794	$260,575

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned.

These amounts are recognized as revenue over the voyage or charter period.

Recent Accounting Pronouncements:

(d)   Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In July 2021, the FASB issued ASU 2021-05, Lease (Topic 842): Lessors—Certain Leases with Variable Lease Payments (“ASU 2021-05”). The guidance in ASU 2021-05 amends the lease classification requirements for the lessors under certain leases containing variable payments to align with practice under ASC 840. The lessor should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) the lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in ASC 842-10-25-2 through 25-3; and 2) the lessor would have otherwise recognized a day-one loss. The amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021. The adoption of this ASU on January 1, 2022 did not have a material impact on the Company’s interim condensed consolidated financial statements.

On August 5, 2020, the FASB issued ASU No. 2020-06, Debt -Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40). The objective of this update is to improve understandability and reduce complexity on distinguishing liabilities from equity. Amendments affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Adoption is allowed through either a modified retrospective method of transition or a fully retrospective method of transition. The adoption of this ASU on January 1, 2022 did not have a material impact on the Company’s opening balances and interim condensed consolidated financial statements.